Vessels, Net	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
VESSELS, NET
NOTE 4: VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2013	$1,478,886	$(125,755)	$1,353,131
Additions	437,498	(63,660)	373,838
Disposals	(406,054)	65,734	(340,320)
Impairment loss	(22,724)	12,006	(10,718)
Balance at December 31, 2014	$1,487,606	$(111,675)	$1,375,931
Additions	72,606	(29,312)	43,294
Disposals	(104,274)	20,142	(84,132)
Balance at June 30, 2015	$1,455,938	$(120,845)	$1,335,093

On January 8, 2015, Navios Acquisition took delivery of the Nave Sextans, a newbuilding, 49,999 dwt, MR2 product tanker, from an unaffiliated third party for a total cost of $33,373.
On February 11, 2015, Navios Acquisition took delivery of the Nave Velocity, a newbuilding, 49,999 dwt, MR2 product tanker, from an unaffiliated third party for a total cost of $39,233.
On June 18, 2015, Navios Midstream exercised its option to acquire the shares of the vessel-owning subsidiaries of the Nave Celeste and the C. Dream from Navios Acquisition for a sale price of $100,000. The sale price consisted of $73,000 cash consideration and the issuance of 1,592,920 Subordinated Series A Units to Navios Acquisition. Refer to Note 12. The gain on sale of vessels amounted to $5,771 and was calculated as follows:

Proceeds received:
Net Cash proceeds received from sale of assets	$71,224
Subordinated Series A Units	27,111
		98,335
Carrying Value of assets sold:
Vessels and deferred dry dock and special survey costs, net	(84,184)
Favorable & unfavorable leases	37
Working capital	554	(83,593)
		14,742
Deferred gain on sale of assets		8,971
Gain on sale of vessels		$5,771
For the six month periods ended June 30, 2015 and 2014 capitalized interest amounted to $104 and $1,443, respectively. For the three month periods ended June 30, 2015 and 2014, capitalized interest amounted to $0 and $739, respectively.